Operating Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segment Information [Abstract]
Schedule of Information by Segment with Prior Period Segment Information

The following tables present information by segment, with prior period segment information retrospectively recast to conform to current period presentation:

	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	2,889	17,740	27,965	—	48,594
—others	—	—	—		52,621	52,621

	—	2,889	17,740	27,965	52,621	101,215
Cost of production and hotel operation	—	—	(8,206)	(11,774)	—	(19,980)
Staff costs	—	(428)	(6,807)	(4,876)	—	(12,111)
Depreciation	—	—	(538)	(9,033)	—	(9,571)
Other segment expenses	—	—	(2,027)	(380)	—	(2,407)

Segment results	—	2,461	162	1,902	52,621	57,146
Unallocated other income						33,632
Unallocated other gain						1,514
Unallocated finance costs						(12,742)
Corporate and other unallocated expenses						(10,731)

Profit before tax						68,819

Other segment information
Depreciation and amortization						9,913
	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	3,396	18,859	23,132	—	45,387
—others	—	—	—	—	35,070	35,070

	—	3,396	18,859	23,132	35,070	80,457
Cost of production and hotel operation	—	—	(7,102)	(8,510)	—	(15,612)
Staff costs	—	(772)	(7,340)	(3,844)	—	(11,956)
Depreciation	—	—	(304)	(6,426)	—	(6,730)
Other segment expenses	—	—	(2,041)	(5,296)	—	(7,337)
Segment results	—	2,624	2,072	(944)	35,070	38,822
Unallocated other income						18,931
Unallocated other gain						24,757
Unallocated finance costs						(13,425)
Corporate and other unallocated expenses						(13,868)

Profit before tax						55,217

Other segment information
Depreciation and amortization						6,845
	Capital market solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Strategic investment	Total
	US$	US$	US$	US$	US$	US$
Segment revenue (Note 5)
Revenue
—from contract with customers	—	13,469	14,474	10,301	—	38,244
—others	—	—	—	—	92,670	92,670
	—	13,469	14,474	10,301	92,670	130,914
Cost of production and hotel operation	—	—	(3,761)	(3,477)	—	(7,238)
Staff costs	(1,276)	(4,343)	(6,242)	(347)	—	(12,208)
Depreciation	—	—	(94)	(1,672)	—	(1,766)
Other segment expenses	—	—	(1,138)	(2,699)	—	(3,837)
Segment results	(1,276)	9,126	3,239	2,106	92,670	105,865
Unallocated other income						22,942
Unallocated other gain						68,797
Unallocated finance costs						(8,199)
Corporate and other unallocated expenses						(31,708)

Profit before tax						157,697
Other segment information
Depreciation and amortization						2,623

Schedule of Segment Assets and Liabilities
	As of December 31,
	2025	2024	2023
	US$	US$	US$
Segment assets
Capital market solutions	—	—	—
Digital solutions and other services	—	572	1,480
Media and entertainment	126,874	137,084	126,028
Hotel operations, hospitality and VIP services	376,349	292,335	85,495
Strategic investment	208,273	152,488	79,607

Total segment assets	711,496	582,479	292,610
Unallocated corporate assets	1,588,818	1,487,439	1,193,980

Total assets	2,300,314	2,069,918	1,486,590

Segment liabilities
Digital solutions and other services	—	16,065	15,621
Media and entertainment	1,804	6,525	27,361
Hotel operations, hospitality and VIP services	288,814	277,368	106,742

Total segment liabilities	290,618	299,958	149,724
Unallocated corporate liabilities	94,759	69,931	43,292

Total liabilities	385,377	369,889	193,016

Schedule of Revenue from Contract with Customers by Geographical Areas Based

The following table sets forth the Group’s revenue from contracts with customers by geographical areas based on the location of the customers:

	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	324	241	6,211	6,776
Europe	—	—	8,192	—	8,192
America	—	—	5,271	—	5,271
Southeast Asia	—	2,565	4,036	21,754	28,355

	—	2,889	17,740	27,965	48,594
	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	832	664	5,801	7,297
Europe	—	—	9,661	—	9,661
America	—	—	4,867	—	4,867
Southeast Asia	—	2,564	3,667	17,331	23,562

	—	3,396	18,859	23,132	45,387
	Capital markets solutions	Digital solutions and other services	Media and entertainment	Hotel operations, hospitality and VIP services	Total
	US$	US$	US$	US$	US$
China (including Hong Kong)	—	13,469	—	5,132	18,601
Europe	—	—	6,582	—	6,582
America	—	—	5,250	5,169	10,419
Southeast Asia	—	—	2,642	—	2,642

	—	13,469	14,474	10,301	38,244